Commitments - Employment Agreements (Details Narrative) - USD ($)		1 Months Ended
	Jan. 04, 2016	Feb. 01, 2018	Dec. 18, 2017	Jan. 31, 2014	Mar. 01, 2016	Jan. 01, 2016	Jan. 01, 2014
Vice President Employment Agreement
Compensation per year		$ 120,000					$ 120,000
Options granted to purchase shares							2,000,000
Term of agreement		3 years		5 years
Chief Financial Officer Mielke
Compensation per year		$ 140,000				$ 120,000
Chief Executive Officer
Compensation per year					$ 150,000
Warrants received for common stock	10,000,000
Warrants received, price per share	$ .001
Excersize date of warrants issued	Jul. 25, 2016
Chief Commercialization Officer
Compensation per year			$ 140,000
Options granted to purchase shares			7,000,000
Annual bonus percentage max			30.00%
Contract termination date			Feb. 06, 2019
Chief Operating Officer
Compensation per year		$ 120,000